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VIA EDGAR

September 17, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc.
File Nos. 33-23166; 811-05624

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund, Inc. (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 248 to Registrant’s Registration Statement on Form N-1A, filed on September 13, 2021, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 13, 2021, accession number 0001133228-21-004782.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai